Exploration and Evaluation Assets (Details) - Schedule of Option to Acquire Option Payments - Jubilee Lithium Property [Member]	12 Months Ended
Mar. 31, 2023 CAD ($) shares
December 1, 2024 (paid) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option to Acquire Option Payments [Line Items]
Option payments | $	$ 20,000
December 1, 2025 [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option to Acquire Option Payments [Line Items]
Option payments | $	$ 30,000
March 4, 2023 (accrued) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option to Acquire Option Payments [Line Items]
Issuance of FE Battery common shares | shares	1,500,000
March 4, 2024 [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option to Acquire Option Payments [Line Items]
Issuance of FE Battery common shares | shares	1,500,000